SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 235,142	$ 139,214
Less: allowance for estimated credit losses			$ 0
Accounts receivable, net	$ 235,142	$ 139,214